Share-Based Compensation - SARs movement (Details) - SARs						12 Months Ended
	Apr. 03, 2017 USD ($) EquityInstruments	Apr. 01, 2016 USD ($) EquityInstruments	Apr. 01, 2015 USD ($) EquityInstruments	Apr. 01, 2014 USD ($) EquityInstruments	May 17, 2013 USD ($) EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments	Dec. 31, 2016 USD ($) EquityInstruments	Dec. 31, 2015 USD ($) EquityInstruments
Number of awards
Outstanding at beginning of the year | EquityInstruments						1,713,702	873,228
Granted during the year | EquityInstruments	448,045	848,981	305,859	286,746	325,943	448,045	848,981
Exercised during the year | EquityInstruments						(93,265)	(8,115)
Forfeited during the year | EquityInstruments						(37,203)	(392)
Outstanding at end of the year | EquityInstruments						2,031,279	1,713,702	873,228
Vested but not been exercised | EquityInstruments						958,322
Weighted average exercise price
Outstanding at the beginning of the year						$ 14.11	$ 18.81
Granted during the year	$ 15.55	$ 9.28	$ 19.48	$ 24.00	$ 13.26	15.55	9.28
Exercised during the year						11.06	13.26
Forfeited during the year						13.09	19.48
Outstanding at end of the year						14.59	14.11	$ 18.81
Weighted average share price at the date of exercise
Exercised during the year						$ 18.69	$ 16.15
Weighted average contractual life
Outstanding						7 years 8 months 5 days	8 years 3 months	8 years 3 months 11 days
Aggregate fair value
Outstanding at the beginning of the year						$ 6,010,000	$ 4,056,000
Granted during the year						2,241,000	1,975,000
Exercised during the year						(233,000)	(19,000)
Forfeited during the year						(144,000)	(2,000)
Outstanding at the end of the year						$ 7,874,000	$ 6,010,000	$ 4,056,000